THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.4%
	Shares	Value

Communication Services — 2.8%
Interpublic Group	972,386	$ 24,893,082

Consumer Discretionary — 16.9%
Genuine Parts	298,865	44,626,522
Hasbro	454,128	30,617,310
Home Depot	104,687	28,887,331
MDC Holdings	554,023	15,191,310
Target	194,348	28,839,300

		148,161,773

Consumer Staples — 12.0%
Keurig Dr Pepper	1,055,967	37,824,738
Procter & Gamble	283,493	35,790,991
Unilever ADR	737,419	32,328,449

		105,944,178

Energy — 9.9%
ConocoPhillips	433,930	44,408,396
Enterprise Products Partners (A)	1,794,241	42,667,051

		87,075,447

Financials — 14.8%
Ares Management, Cl A	499,092	30,918,750
CME Group, Cl A	196,010	34,719,251
KeyCorp	1,940,010	31,078,960
Old Republic International	1,612,377	33,747,051

		130,464,012

Health Care — 8.9%
AbbVie	304,524	40,870,166
Johnson & Johnson	231,009	37,737,630

		78,607,796

Industrials — 13.9%
Cummins	167,097	34,005,911
Snap-on	157,267	31,665,710
Union Pacific	145,412	28,329,166
United Parcel Service, Cl B	175,603	28,366,908

		122,367,695

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

COMMON STOCK — continued
	Shares	Value

Information Technology — 9.2%
Broadcom	85,940	$ 38,158,219
Paychex	228,531	25,643,464
Texas Instruments	112,459	17,406,404

		81,208,087

Real Estate — 3.9%
Lamar Advertising, Cl A ‡	409,976	33,818,920

Utilities — 4.1%
Public Service Enterprise Group	640,026	35,988,662

TOTAL COMMON STOCK (Cost $748,490,039)		848,529,652

CASH EQUIVALENT(B) — 2.7%

FIRST AMERICAN GOVERNMENT OBLIGATIONS FUND - CL X, 2.590% (Cost $23,309,156)	23,309,156	23,309,156

TOTAL INVESTMENTS— 99.1% (Cost $771,799,195)		$ 871,838,808

Percentages are based on Net Assets of $879,541,371.

‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnership. At September 30, 2022, these securities amounted to $42,667,051 or 4.9% of net assets.
(B)	The reporting rate is the 7-day effective yield as of September 30, 2022.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
SEPTEMBER 30, 2022
(Unaudited)

As of September 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

HCM-QH-001-2100

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